IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

1.  Effective January 31, 2009, the address of the Federated Funds and of the Independent Directors/Trustees of the Federated Funds will change from 5800 Corporate Drive, Pittsburgh, Pennsylvania, 15237-7000 to:

4000 Ericsson Drive, Warrendale, Pennsylvania  15086-7561.

Please note that any correspondence for the Independent Directors/Trustees should include the following:  “Attention:  Mutual Fund Board.”

2.  As of January 1, 2009, John E. Murray, Jr., J.D., S.J.D. and Marjorie P. Smuts retired from their positions on the Federated Funds Board.  Dr. Murray retired as Chairman, Director/Trustee and member of the Executive and Nominating Committees.  Mrs. Smuts retired as Director/Trustee and member of the Nominating Committee. On January 1, 2009, Peter E. Madden became Chairman of the Federated Funds Board in addition to his existing positions as Director/Trustee and member of the Executive Committee.

January 30, 2009

39907 (01/09)

The Federated Funds are all of the following registrants (including any of their portfolios and/or share classes):

Cash Trust Series, Inc.
Cash Trust Series II
Federated Adjustable Rate Securities Fund
Federated American Leaders Fund, Inc.
Federated Core Trust
Federated Core Trust II, L.P.
Federated Equity Funds
Federated Equity Income Fund, Inc.
Federated Fixed Income Securities, Inc.
Federated GNMA Trust
Federated Government Income Securities, Inc.
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated Income Securities Trust
Federated Income Trust
Federated Index Trust
Federated Institutional Trust
Federated Insurance Series
Federated Intermediate Government Fund, Inc.
Federated International Series, Inc.
Federated Investment Series Funds, Inc.
Federated MDT Series
Federated Managed Allocation Portfolios
Federated Managed Pool Series
Federated Municipal Securities Fund, Inc.
Federated Municipal Securities Income Trust
Federated Short-Intermediate Duration Municipal Trust
Federated Stock and Bond Fund
Federated Stock Trust
Federated Total Return Government Bond Fund
Federated Total Return Series, Inc.
Federated U.S. Government Bond Fund
Federated U.S. Government Securities Fund:  1-3 Years
Federated U.S. Government Securities Fund:  2-5 Years
Federated World Investment Series, Inc.
Intermediate Municipal Trust
Edward Jones Money Market Fund
Money Market Obligations Trust